BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Executive officers [Member] Officers in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Officers	Dec. 31, 2021 USD ($) Officers	Dec. 31, 2020 USD ($) Officers
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 2,543	$ 2,429	$ 2,385
Share-based compensation	231	731	1,789
Salary and Benefits to Executive officers	$ 2,774	$ 3,160	$ 4,174
Number of people that received salary and benefits | Officers	12	11	11